Allowance for Credit Losses on Balance Sheet Positions (Detail) - Allowance for credit losses on balance sheet positions [Member] - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2019	[1]	Jun. 30, 2018	[2]
Allowance Account for Credit Losses of Financial Assets [Member]
Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning of year		€ 4,259		€ 4,596
Movements in financial assets including new business		291		188
Transfers due to changes in creditworthiness		0		0
Changes in models		0		0
Financial assets that have been derecognized during the period	[3]	(463)		(362)
Recovery of written off amounts		41		110
Foreign exchange and other changes		(5)		(64)
Allowance for loan losses, end of year		4,123		4,468
Provision for Credit Losses excluding country risk		291	[4]	188	[5]
Stage 1 [Member]
Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning of year		509		462
Movements in financial assets including new business		(13)		(88)
Transfers due to changes in creditworthiness		64		110
Changes in models		0		0
Financial assets that have been derecognized during the period	[3]	0		0
Recovery of written off amounts		0		0
Foreign exchange and other changes		(4)		(24)
Allowance for loan losses, end of year		556		460
Provision for Credit Losses excluding country risk		52	[4]	22	[5]
Stage 2 [Member]
Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning of year		501		494
Movements in financial assets including new business		110		152
Transfers due to changes in creditworthiness		(69)		(122)
Changes in models		0		0
Financial assets that have been derecognized during the period	[3]	0		0
Recovery of written off amounts		0		0
Foreign exchange and other changes		(8)		(19)
Allowance for loan losses, end of year		534		504
Provision for Credit Losses excluding country risk		41	[4]	30	[5]
Stage 3 [Member]
Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning of year		3,247		3,638
Movements in financial assets including new business		171		126
Transfers due to changes in creditworthiness		5		12
Changes in models		0		0
Financial assets that have been derecognized during the period	[3]	(463)		(362)
Recovery of written off amounts		41		110
Foreign exchange and other changes		(5)		(29)
Allowance for loan losses, end of year		2,996		3,495
Provision for Credit Losses excluding country risk		176	[4]	138	[5]
Stage 3 POCI [Member]
Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning of year		3		3
Movements in financial assets including new business		23		(2)
Transfers due to changes in creditworthiness		0		0
Changes in models		0		0
Financial assets that have been derecognized during the period	[3]	0		0
Recovery of written off amounts		0		0
Foreign exchange and other changes		12		8
Allowance for loan losses, end of year		37		9
Provision for Credit Losses excluding country risk		€ 23	[4]	€ (2)	[5]

[1]	Allowance for credit losses does not include allowance for country risk amounting to EUR3million as of June 30, 2019.
[2]	Allowance for credit losses does not include allowance for country risk amounting to EUR5million as of June 30, 2018.
[3]	This position includes charge offs of allowance for credit losses.
[4]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.
[5]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.